THE ADVISORS' INNER CIRCLE FUND




CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
(FORMERLY, CHICAGO ASSET MANAGEMENT
VALUE/CONTRARIAN PORTFOLIO)

SEMI-ANNUAL REPORT                                              OCTOBER 31, 2002




































                                            INVESTMENT ADVISER:

                                            CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        OCTOBER 31, 2002
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                              TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter....................................................       1
Statement of Net Assets.................................................       4
Statement of Operations.................................................       7
Statement of Changes in Net Assets......................................       8
Financial Highlights....................................................       9
Notes to Financial Statements...........................................      10
Shareholder Voting Results..............................................      14
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

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

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October 31, 2002

Dear Shareholders:

October 31, 2002 is the semi-annual reporting period for the Chicago Asset Management Value Portfolio for equity investors. This letter will review the investment environment for the last six months, the strategies and the returns for the Portfolio. We would like to take this opportunity to thank you for your continued confidence in Chicago Asset Management.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The investment environment for the six months ended October 31, 2002 was represented primarily by the continuing decline in equity prices. This has been going on for approximately two and a half years, and established two prominent lows in July and in early October of this year. Concern over future economic activity, the uncertainties over potential military encounters, and the gnawing fear of terrorism coupled with concerns over the accuracy of financial statements, all fed equity market pessimism. For the six months ended October 31, 2002, the portfolio showed a return of -20.97% in comparison to the Standard and Poor's 500 Index of -17.02%.

Throughout much of this two and a half year market decline, the Portfolio has outperformed the Index benchmark. It is interesting to note, and will be interesting to put in future perspective, the fact that late in this six month period the Portfolio lagged the performance of the market Index. It is our belief that the despair and selling climax which appears to have occurred led many investors to sell the better companies where liquidity was ample and price valuations were not as depressed as other sectors. This would include holdings in this Portfolio. It will take the perspective of time to determine for sure, but our view is that the second week in October could well have been the bottom of this particular major downward market cycle.

As unpleasant as bear markets may be when one has to live through them, it does have a silver lining of offering significant opportunities. During the six months, we noted the extreme differences in performance of individual holdings. This is not unusual in these kinds of markets. Holdings which were viewed as steady, and reliable were considered defensive in this kind of market environment and in many cases had been appreciating in value. We sold our entire holding of Coca-Cola and Procter & Gamble for the simple reason that they had done well, and other securities appeared to offer superior valuation. We added to other holdings and initiated a new holding in Merck & Co., when the price valuation seemed to become excessively depressed over reports on accounting issues which we viewed as overblown if viewed in a realistic perspective.

As truly long term investors, we view these times as valuable when disciplined portfolio management principles are maintained. The advantages available in purchasing securities during such strong market declines offer the potential for significant

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

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price  appreciation  in the future.  We are continuing to maintain our identical approach of selling portions or entire holdings of issues which have strongly outperformed or appear to be fully valued. The proceeds are reinvested into issues which clearly have been under-performing but which appear to be undervalued for reasons that we believe we can identify and find to be temporary in nature. Consistently applied through all kinds of markets, we believe this will provide the basis for superior portfolio performance results.

We offer our gratitude and encouragement to you the Shareholders. Your discipline to maintain foresight over the long term future is the kind of strength that has rewarded long term Shareholders in the past, and we believe offers the best advantages for the future. The U.S. economy is among the most stable and reliable in the world, and share valuations are well below those experienced in the past few years. This presents a combination of circumstances which we view favorably. We are committed to continually offer our very best investment thinking and to avoid being distracted by the short term noise and transitory nature of equity market volatility. Thank you for the confidence you have displayed through your participation as a Shareholder.

CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

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    ALL PERFORMANCE PRESENTED IN THIS REPORT IS HISTORICAL AND SHOULD NOT BE
      CONSTRUED AS A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
                    WHEN REDEEMED, MAY BE WORTH MORE OR LESS
                     THAN THEIR ORIGINAL COST. A PORTFOLIO'S
            PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND
   CAPITAL GAINS. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT
                 BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER
                          DURING THE PERIOD INDICATED.

   THERE ARE NO ASSURANCES THAT A PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

          A PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
                      PAY ONPORTFOLIO DISTRIBUTIONS OR THE
                         REDEMPTION OF PORTFOLIO SHARES.

                         DEFINITION OF COMPARATIVE INDEX
                         -------------------------------
S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

          INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
          PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF
           SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 97.6%
--------------------------------------------------------------------------------
                                                  SHARES      VALUE
                                                 --------   --------

AUTOMOTIVE -- 4.8%
   Ford Motor..................................   121,000 $  1,023,660
   General Motors..............................    32,625    1,084,781
                                                          ------------
                                                             2,108,441
                                                          ------------
BANKS -- 16.0%
   Bank of America.............................    25,483    1,778,713
   Bank One....................................    44,182    1,704,100
   Wachovia....................................    53,200    1,850,828
   Wells Fargo.................................    34,100    1,721,027
                                                          ------------
                                                             7,054,668
                                                          ------------

COMPUTERS & SERVICES -- 9.4%
   Cisco Systems*..............................    90,500    1,011,790
   Computer Sciences*..........................    34,200    1,104,318
   Hewlett-Packard.............................    80,100    1,265,580
   Solectron*..................................   175,300      394,425
   Sun Microsystems*...........................   131,800      390,260
                                                           ------------
                                                             4,166,373
                                                           ------------

ENTERTAINMENT -- 3.6%
   Walt Disney.................................    95,450    1,594,015
                                                           ------------
FINANCIAL SERVICES -- 8.0%
   Bear Stearns................................    29,400    1,794,870
   Franklin Resources..........................    53,400    1,761,666
                                                           ------------
                                                             3,556,536
                                                           ------------
FOOD, BEVERAGE & TOBACCO -- 3.2%
   HJ Heinz....................................    44,375    1,427,100
                                                           ------------
HOME PRODUCTS -- 2.8%
   Gillette....................................    41,400    1,237,032
                                                           ------------
INDUSTRIAL -- 10.0%
   Dover.......................................    51,950    1,302,906
   Emerson Electric............................    30,300    1,459,854
   Ingersoll-Rand, Class A.....................    42,300    1,649,700
                                                           ------------
                                                             4,412,460
                                                           ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO
                                              OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                               SHARES      VALUE
                                               ------     -------

INSURANCE -- 4.1%
   Allstate.................................   45,100    $  1,794,078
                                                         ------------
MEASURING DEVICES -- 2.1%
   Agilent Technologies*....................   68,500         941,875
                                                         ------------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Johnson & Johnson........................   20,900       1,227,875
                                                         ------------
PETROLEUM REFINING -- 3.3%
   Exxon Mobil..............................   43,800       1,474,308
                                                         ------------
PHARMACEUTICALS -- 11.3%
   Abbott Laboratories......................   36,750       1,538,723
   Bristol-Myers Squibb.....................   73,400       1,806,374
   Merck....................................   30,300       1,643,472
                                                         ------------
                                                            4,988,569
                                                         ------------
RETAIL -- 12.2%
   Costco Wholesale*........................   34,900       1,184,157
   Gap......................................  150,800       1,774,916
   May Department Stores....................   54,500       1,272,575
   McDonald's...............................   63,000       1,140,930
                                                         ------------
                                                            5,372,578
                                                         ------------
TELEPHONES & TELECOMMUNICATIONS -- 0.5%
   Nortel Networks*.........................  179,300         220,539
                                                         ------------
TOYS & GAMES -- 3.5%
   Mattel...................................   83,600       1,534,896
                                                         ------------
   TOTAL COMMON STOCK
      (Cost $56,703,049) ...................               43,111,343
                                                         ------------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.2%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT       VALUE
                                                       --------    -----------

   Morgan Stanley
      1.55%, dated 10/31/02, due 11/01/02,
      to be repurchased at $965,482 (collateralized
      by FNMA obligations, valued at $984,785)......   $965,443   $   965,443
                                                                  -----------
   Total Repurchase Agreement
      (Cost $965,443)...............................                  965,443
                                                                  -----------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $57,668,492) (a)........................               44,076,786
                                                                  -----------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Investment Advisor Fee Payable...................                   (9,278)
   Administration Fee Payable.......................                  (10,649)
   Other Assets and Liabilities.....................                  103,898
                                                                  -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET..........                   83,971
                                                                  -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in-Capital..................................               64,593,748
   Undistributed Net Investment Income..............                    7,970
   Accumulated Net Realized Loss....................               (6,849,255)
   Net Unrealized Depreciation......................              (13,591,706)
                                                                  -----------
   TOTAL NET ASSETS -- 100.0%                                     $44,160,757
                                                                  ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial interest
      (unlimited authorization -- no par value).....                4,556,646
                                                                  -----------
   NET ASSET VALUE, Offering and Redemption Price Per Share             $9.69
                                                                        =====
    *  NON-INCOME PRODUCING SECURITY
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $58,313,813. AT OCTOBER 31, 2002, NET UNREALIZED DEPRECIATION BASED ON TAX COST WAS $14,237,027. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $2,361,143 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $16,598,170.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends.........................................................$    395,722
Interest..........................................................       6,732
                                                                  ------------
 Total Income.....................................................     402,454
                                                                  ------------
EXPENSES
Investment Advisory Fees..........................................     145,555
Shareholder Servicing Fees........................................      73,040
Administrative Fees...............................................      59,873
Legal Fees........................................................      15,688
Printing Fees.....................................................      10,396
Transfer Agent Fees...............................................      13,462
Filing and Registration Fees......................................      10,518
Audit Fees........................................................       7,192
Custodian Fees....................................................       3,179
Trustees' Fees....................................................       1,904
Call Center Fees..................................................       1,488
Other Expenses....................................................       7,328
                                                                  ------------
 TOTAL EXPENSES...................................................     349,623
 Less:
 Waiver of Investment Advisory Fees...............................     (58,479)
                                                                  ------------
 NET EXPENSES BEFORE EXPENSE OFFSET...............................     291,144
 Expense Offset-- Note A..........................................         (23)
                                                                  ------------
 NET EXPENSES AFTER EXPENSE OFFSET ...............................     291,121
                                                                  ------------
 NET INVESTMENT INCOME............................................     111,333
                                                                  ------------
NET REALIZED GAIN.................................................      87,605
NET CHANGE IN UNREALIZED DEPRECIATION............................. (10,961,675)
                                                                  ------------
NET LOSS ON INVESTMENTS........................................... (10,874,070)
                                                                  ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS.........................................$(10,762,737)
                                                                  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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THE ADVISORS' INNER CIRCLE FUND                                   CHICAGO ASSET MANAGEMENT
                                                                  VALUE PORTFOLIO


-------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED                 YEAR ENDED
                                                    OCTOBER 31, 2002            APRIL 30,
                                                       (UNAUDITED)                2002
                                                    -----------------        --------------
OPERATIONS:
   Net Investment Income ...........................  $    111,333           $    105,478
   Net Realized Gain (Loss) ........................        87,605               (718,062)
   Net Change in Unrealized Depreciation ...........   (10,961,675)            (1,265,486)
                                                      ------------           -------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .....................   (10,762,737)             (1,878,070)
                                                      ------------           -------------
DISTRIBUTIONS:
   Net Investment Income ...........................      (103,363)               (146,710)
                                                      ------------           -------------
   TOTAL DISTRIBUTIONS .............................      (103,363)               (146,710)
                                                      ------------           -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................     6,052,412              13,124,056
   In Lieu of Cash Distributions ...................       103,345                 146,685
   Redeemed ........................................    (8,215,794)             (9,115,176)
                                                      ------------           -------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
    TRANSACTIONS........ ...........................    (2,060,037)              4,155,565
                                                      ------------           -------------
     TOTAL INCREASE (DECREASE) .....................   (12,926,137)              2,130,785
                                                      ------------           -------------
NET ASSETS:
   Beginning of Period .............................    57,086,894              54,956,109
                                                      ------------           -------------
   End of Period ...................................   $44,160,757             $57,086,894
                                                      ============           =============
SHARES ISSUED AND REDEEMED:
   Issued ..........................................       640,843               1,080,479
   In Lieu of Cash Distributions ...................         9,946                  13,079
   Redeemed ........................................      (739,059)               (776,120)
                                                      ------------           -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...       (88,270)                317,438
                                                      ============           =============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO
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

----------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

                                                                                SELECTED PER SHARE DATA & RATIOS
                                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         SIX MONTHS
                                            ENDED
                                        OCTOBER 31,                             YEARS ENDED APRIL 30,
                                             2002        -------------------------------------------------------
                                         (UNAUDITED)       2002     2001     2000          1999           1998
                                         -----------     --------  ------   -------      -------        --------

    Net Asset Value
      Beginning of Period                $   12.29        $ 12.70 $ 14.34   $ 17.53      $ 15.96         $ 13.07
                                         ---------        ------- -------   -------      -------         -------
Income (Loss) From Investment
   Operations
   Net Investment Income                      0.03           0.02    0.20      0.17         0.15            0.17
   Net Realized and
      Unrealized Gain (Loss)                 (2.61)         (0.40)  (0.49)    (2.02)        2.98            3.84
                                         ---------        ------- -------   -------      -------         -------
   Total from Investment
      Operations                             (2.58)         (0.38)  (0.29)    (1.85)        3.13            4.01
                                         ---------        ------- -------   -------      -------         -------
Distributions
   Net Investment Income                     (0.02)         (0.03)  (0.22)    (0.18)       (0.16)          (0.18)
   Net Realized Gain                            --             --   (1.13)    (1.16)       (1.40)          (0.94)
                                         ---------        ------- -------   -------      -------         -------
   Total Distributions                       (0.02)         (0.03)  (1.35)    (1.34)       (1.56)          (1.12)
                                         ---------        ------- -------   -------      -------         -------
Net Asset Value, End of
   Period                                   $ 9.69        $ 12.29 $ 12.70   $ 14.34      $ 17.53         $ 15.96
                                         =========        ======= =======  ========      =======         =======
TOTAL RETURN@                               (20.97)%**+     (2.94)%+(2.05)%  (10.24)%+     21.68%+         31.71%+
                                         =========        ======= =======  ========      =======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)                             $44,161        $57,087 $54,956   $64,842      $26,852         $22,552
Ratio of Expenses to Average
   Net Assets                                 1.25%*++       1.25%   1.25%     1.19%        0.99%           0.95%
Ratio of Net Investment
   Income to Average
   Net Assets                                 0.48%*++       0.19%   1.44%     1.32%        0.97%           1.16%
Portfolio Turnover Rate                         14%            43%     95%       48%          39%             55%

*   ANNUALIZED
**  NOT ANNUALIZED
 +  TOTAL  RETURN  WOULD  HAVE BEEN  LOWER HAD  CERTAIN  FEES NOT BEEN
    WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
++  WITHOUT WAIVERS THIS RATIO WOULD HAVE BEEN 1.50%.
++  WITHOUT WAIVERS THIS RATIO WOULD HAVE BEEN 0.23%.
 @ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAMFunds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

           1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.





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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
--------------------------------------------------------------------------------


        2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

        4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The UAM Funds' Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

        5. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on May 1, 2002. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average






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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

daily net assets. The Adviser, formerly an affiliate of Old Mutual (US) Holdings Inc. was purchased by its senior officers as of December 31, 2000.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services), a wholly-owned subsidiary of SEI Investments Company (the "Administrator" or "SEI") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. Prior to June 24, 2002 the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement. Prior to June 24, 2002, the UAMFunds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Fund Distributor, Inc. received no fees for its distribution services under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of thePortfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

     F. TRANSFER AGENT: DST Systems, Inc.(the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

     G. PURCHASES AND SALES: For the six months ended October 31, 2002, the Portfolio made purchases of $6,586,522 and sales of $8,445,840 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO



     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

     As of April 30, 2002, for Federal income tax purposes, the Portfolio had capital loss carryforwards due to expire on April 30, 2010 in the amount of $6,268,765.

     I.LINE OF CREDIT: The UAM Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period May 1, 2002 through June 23, 2002, the UAM Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     K. TRANSACTIONS WITH AFFILIATES: Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The distributor received no fees for the period ended October 31, 2002.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC"), whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account, annually. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, 99% of total shares outstanding were held by
one   shareholder,   owning  10%  or  greater  of  the  aggregate  total  shares outstanding.


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                  THE ADVISORS' INNER CIRCLE FUND
                  CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO      OCTOBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
A special meeting of the shareholders of UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

PROPOSAL

To approve (i) the transfer of all of the assets and all of the liabilities of the UAMPortfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of the such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation date February 20, 2002 between UAMFunds Trust and the AICTrust; and (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAMPortfolio.

               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
              -------------      -----------------       -----------------------
FOR             4,357,406            100.00%                    93.80%
AGAINST                 0              0.00%                     0.00%
ABSTAIN                 0              0.00%                     0.00%
                                                                       -




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


                                      NOTES

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------



                         THE ADVISORS' INNER CIRCLE FUND
                    Chicago Asset Management Value Portfolio
                                 P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866 39C-AMCO


                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                  ADMINISTRATOR
                      SEI Investments Global Fund Services
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockuis LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CAM-SA-001-0100